Non-cash stock-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024 € / shares	Jun. 30, 2023 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	7,913,183	7,400,519	7,400,519
Option exercisable, ending balance	9,121,867	7,800,007	7,913,183	7,400,519
Weighted- average exercise price per share, beginning balance	€ 23.63	€ 24.58	€ 24.58
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised	0	0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 22.14	€ 23.84	€ 23.63	€ 24.58
Option outstanding, beginning balance	10,543,159	8,787,264	8,787,264
Option outstanding, granted	2,914,188	1,835,411
Option outstanding, change in conversion ratios	611,172
Option outstanding, exercised	0	0
Option outstanding, forfeited or expired	(490,618)	(22,638)
Option outstanding, ending balance	13,577,901	10,600,037	10,543,159	8,787,264
Weighted average exercise price per share, beginning balance	€ 18.92	€ 22.31	€ 22.31
Weighted average exercise price per share, granted	2.54	2.86
Weighted - average exercise price per share, Additional shares due to change in conversion ratios	19.41
Weighted average exercise price per share, exercised	0	0
Weighted average exercise price per share, forfeited or expired	4.23	18.29
Weighted average exercise price per share, ending balance	€ 15.96	€ 18.95	€ 18.92	€ 22.31
Remaining Average Useful Life	5 years 1 month 6 days	5 years 1 month 6 days	4 years 7 months 6 days	4 years 7 months 6 days